Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 64,031	$ 24,259
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		495,000,000
Common Stock, Shares, Outstanding	2,955,490	688,272
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Preferred Stock, Shares Authorized		5,000,000
Preferred Stock, Shares Outstanding		0